Inventories - Movement in inventory provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in the inventory provision
Balance at 1 January	€ (3,201,357)
Balance at 31 December	(3,459,277)	€ (3,201,357)
Accumulated impairment
Movement in the inventory provision
Balance at 1 January	84,740	158,724	€ 122,613
Net charge for the year	57,041	(66,647)	28,092
Cancellations for the year	(15,985)	(12,155)	(269)
Translation differences	(2,140)	4,818	8,288
Balance at 31 December	€ 123,656	€ 84,740	€ 158,724